Commitments and Contingencies (Details) - USD ($)			12 Months Ended
	Oct. 31, 2025	Sep. 22, 2025	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Commitments and Contingencies [Line Items]
Cash fee			$ 50,000
Attorney fees and expenses			$ 1,141,737	$ 511,844	$ 1,038,561
Cash payment		$ 450,000
Closing price (in Dollars per share)			$ 1.36
Accrued payables			$ 642,291
Recognized amounts			642,291
Estimated amount			516,649
Unaccrued balance			307,709
January 2025 Financing [Member]
Commitments and Contingencies [Line Items]
Cash fee			$ 650,000
January 2025 Financing [Member] | Warrant [Member]
Commitments and Contingencies [Line Items]
Purchase of warrants (in Shares)			4,936
August 2025 Financing [Member]
Commitments and Contingencies [Line Items]
Cash fee			$ 448,840
August 2025 Financing [Member] | Warrant [Member]
Commitments and Contingencies [Line Items]
Purchase of warrants (in Shares)			22,900
FT Global Capital Inc. (“FTGC”) [Member]
Commitments and Contingencies [Line Items]
Attorney fees and expenses			$ 60,000
Cash payment			$ 600,000
Issuance price (in Dollars per share)			$ 1.36
Subsequent Event [Member]
Commitments and Contingencies [Line Items]
Lump-sum payment	$ 950,000
Negotiations balance	950,000
Original estimated balance	$ 1,158,940
Class A Ordinary Shares [Member]
Commitments and Contingencies [Line Items]
Issuance of ordinary shares (in Shares)		14,320